PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity analysis for actuarial assumptions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	R$ 2,912,227	R$ 2,531,508
Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Defined benefit liability, discounted to present value at current rate	R$ 2,912,227
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,762,021
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 3,077,729
Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Defined benefit liability, discounted to present value at current rate	R$ 2,912,227
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	3,085,375
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,772,921
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,861,651	1,763,866
Post-retirement pension plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,861,651
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,784,735
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	1,944,833
Post-retirement pension plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,861,651
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,861,651
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	1,861,651
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,050,576	R$ 767,642
Post-retirement health plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,050,576
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	977,286
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	1,132,896
Post-retirement health plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,050,576
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,223,724
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 911,270